Trade and Other Receivables - Other Receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Gross amount
Trade and Other Receivables [Line Items]
Trade receivables Face value	₩ 7,929,247	₩ 7,598,184
Trade receivables Allowance for doubtful accounts	(205,339)	(208,990)
Trade receivables	7,723,908	7,389,194
Other receivables Face value	2,395,008	2,528,084
Other receivables Allowance for doubtful accounts	(82,710)	(132,379)
Other receivables Present value discount	(6,930)	(4,860)
Other receivables	2,305,368	2,390,845
Current
Trade and Other Receivables [Line Items]
Trade receivables Face value	7,603,472	7,274,773
Other receivables Face value	2,251,474	2,363,967
Trade and Other receivables: (impairment reviewed)
Trade and Other Receivables [Line Items]
Trade receivables Face value	325,775	323,411
Other receivables Face value	143,534	164,117
Less than 60 days
Trade and Other Receivables [Line Items]
Trade receivables Face value	11,577	3,505
Other receivables Face value	87	46,399
60 ~ 90 days
Trade and Other Receivables [Line Items]
Trade receivables Face value	27,201	28,729
Other receivables Face value	4,881	31,183
90 ~ 120 days
Trade and Other Receivables [Line Items]
Trade receivables Face value	28,230	10,687
Other receivables Face value	1,248	1,873
120 days ~ 1year
Trade and Other Receivables [Line Items]
Trade receivables Face value	51,945	34,036
Other receivables Face value	11,438	11,803
Over 1 year
Trade and Other Receivables [Line Items]
Trade receivables Face value	206,822	246,454
Other receivables Face value	₩ 125,880	₩ 72,859